Accrued Pension And Severance Costs (Schedule Of Weighted-Average Asset Allocation Of Domestic Benefit Plans) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Life insurance company general accounts	13.00%	16.30%
Weighted-average asset allocation of benefit plans	100.00%	100.00%
Weighted-average asset target allocation of benefit plans	100.00%
Target, Life insurance company general accounts	13.00%
Japanese Plans | Equity Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	34.50%	39.10%
Weighted-average asset target allocation of benefit plans	30.00%
Japanese Plans | Debt Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	30.10%	26.90%
Weighted-average asset target allocation of benefit plans	35.00%
Japanese Plans | Cash and Cash Equivalents
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	9.50%	5.60%
Weighted-average asset target allocation of benefit plans	2.00%
Japanese Plans | Other Asset
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	12.90%	12.10%
Weighted-average asset target allocation of benefit plans	20.00%
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	100.00%	100.00%
Weighted-average asset target allocation of benefit plans	100.00%
Non-Japanese Plans | Equity Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	42.80%	38.40%
Weighted-average asset target allocation of benefit plans	43.60%
Non-Japanese Plans | Debt Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	35.10%	12.30%
Weighted-average asset target allocation of benefit plans	35.80%
Non-Japanese Plans | Cash and Cash Equivalents
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	18.20%	42.40%
Weighted-average asset target allocation of benefit plans	16.70%
Non-Japanese Plans | Other Asset
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	3.90%	6.90%
Weighted-average asset target allocation of benefit plans	3.90%